Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Tables)	12 Months Ended
Dec. 31, 2021
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Schedule of contingent liabilities
	December 31, 2021	December 31, 2020
Proceedings whose likelihood of loss is probable
Tax proceedings (i)	607,084	575,724
Labor proceedings (ii)	38,159	6,591
Civil proceedings	376	-
	645,619	582,315
Liabilities assumed in Business Combination
Labor proceedings (ii)	-	31,305
Civil proceedings	1,231	313
	1,231	31,618
Total of provision for tax, civil and labor losses	646,850	613,933

(i) Primarily refers to income tax positions taken by Somos (Vasta Predecessor) and the Company (Successor) in connection with a corporate restructuring held by the predecessor in 2010, In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable case law on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties,

(ii) The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure,

Schedule of changes in provision for contingent liabilities
	December 31, 2020	Additions through business combination	Additions	Reversals	Interest	Total effect on the result	Payments	December 31, 2021
Tax proceedings	575,724	-	16	(262)	31,623	31,377	(17)	607,084
Labor proceedings	37,896	-	3,468	(5,294)	2,636	810	(547)	38,159
Civil proceedings	313	1,231	110	(24)	41	127	(64)	1,607
Total	613,933	1,231	3,594	(5,580)	34,300	32,314	(628)	646,850
Reconciliation with profit or loss for the period
Finance costs			-	-	(34,300)
General and administrative expenses			(3,594)	5,580	-
Total			(3,594)	5,580	(34,300)

	December 31, 2019	Additions	Reversals	Interest	Total effect on the result	Payments	December 31, 2020
Tax proceedings	557,783	10,651	(4,189)	11,479	17,941	-	575,724
Labor proceedings	51,193	2,093	(9,538)	1,805	(5,640)	(7,657)	37,896
Civil proceedings	31	430	(102)	13	341	(59)	313
Total	609,007	13,174	(13,829)	13,297	12,642	(7,716)	613,933
Reconciliation with profit or loss for the period
Finance expense		-	-	(13,297)
General and administrative expenses		(13,174)	13,829	-
Total		(13,174)	13,829	(13,297)

Schedule of judicial deposits and escrow accounts
	December 31, 2021	December 31, 2020
Tax proceedings	2,300	2,004
Indemnification asset -Former owner	1,998	2,003
Indemnification asset – Related Parties (i)	160,470	153,714
Escrow-account (ii)	14,055	15,027
	178,824	172,748

(i) Refers to an indemnification asset of the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$160,470 (R$ 153,714 on December 31, 2020). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).

(ii) Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.